Share Based Compensation - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
2014 Share Incentive Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	2,991,778	5,983,900	13,897,304	56,736,209
Weighted average remaining contractual life of options outstanding at end of period:	3 years 11 months 19 days	5 years 3 days
2014 Share Incentive Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.000076
Share options	192,800	278,801
2014 Share Incentive Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.27
Share options	0	50,000
2014 Share Incentive Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.000076
Share options	292,744	460,220
2014 Share Incentive Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.27
Share options	179,020	417,410
2014 Share Incentive Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 30, 2015
Expiry date	Mar. 29, 2025
Exercise | $ / shares	$ 0.27
Share options	403,284	700,882
2014 Share Incentive Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 1, 2015
Expiry date	Sep. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	63,760	125,100
2014 Share Incentive Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	196,016	599,658
2014 Share Incentive Plan | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2016
Expiry date	Feb. 28, 2026
Exercise | $ / shares	$ 0.27
Share options	50,746	107,889
2014 Share Incentive Plan | Exercise Price Range Eleven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 31, 2016
Expiry date	Mar. 30, 2026
Exercise | $ / shares	$ 0.27
Share options	72,634	98,938
2014 Share Incentive Plan | Exercise Price Range Twelve
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $ / shares	$ 0.000076
Share options	0	81,638
2014 Share Incentive Plan | Exercise Price Range Thirteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $ / shares	$ 0.27
Share options	1,540,774	3,063,364
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	24,792,940	21,151,186	26,640,508	36,086,303
Weighted average remaining contractual life of options outstanding at end of period:	7 years 10 months 2 days	7 years 8 months 26 days
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 16, 2017
Expiry date	Jun. 15, 2027
Exercise | $ / shares	$ 2.32
Share options	1,433,720	2,738,756
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	August 31, 2017
Expiry date	Aug. 30, 2027
Exercise | $ / shares	$ 0.27
Share options	1,271,442	2,748,802
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 20, 2017
Expiry date	Dec. 19, 2027
Exercise | $ / shares	$ 2.32
Share options	2,836,672	3,973,756
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	April 16, 2018
Expiry date	Apr. 15, 2028
Exercise | $ / shares	$ 4.04
Share options	325,000	650,000
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 17, 2018
Expiry date	Oct. 16, 2028
Exercise | $ / shares	$ 7.14
Share options	4,460,000	4,667,500
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 14, 2019
Expiry date	Jun. 13, 2029
Exercise | $ / shares	$ 7.05
Share options	1,621,618	1,637,002
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 12, 2020
Expiry date	Jun. 11, 2030
Exercise | $ / shares	$ 6.20
Share options	4,093,832	4,285,570
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	August 15, 2020
Expiry date	Aug. 14, 2030
Exercise | $ / shares	$ 7.56
Share options	208,790	208,790
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 15, 2020
Expiry date	Oct. 14, 2030
Exercise | $ / shares	$ 7.17
Share options	71,930	71,930
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 15, 2020
Expiry date	Dec. 14, 2030
Exercise | $ / shares	$ 9.53
Share options	169,080	169,080
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Eleven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	May 15, 2021
Expiry date	May 14, 2031
Exercise | $ / shares	$ 7.61
Share options	1,262,240	0
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Twelve
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 15, 2021
Expiry date	Jul. 14, 2031
Exercise | $ / shares	$ 6.37
Share options	148,130	0
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Thirteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 30, 2021
Expiry date	Jul. 29, 2031
Exercise | $ / shares	$ 5.29
Share options	6,327,742	0
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Fourteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	September 15, 2021
Expiry date	Sep. 14, 2031
Exercise | $ / shares	$ 4.24
Share options	254,952	0
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Fifteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 15, 2021
Expiry date	Dec. 14, 2031
Exercise | $ / shares	$ 3.32
Share options	307,792	0